ACCRUED EXPENSES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Other Account Payable and Accrued Expenses
	December 31,
	2024	2023

Employees and payroll accruals	$6,292	$5,179
Accrued expenses	1,288	1,072
Authorities	156	116
*Contract liabilities	6,928	5,239
Warranty provision	353	325
Accrued royalties	3,097	1,736
Provision for restructuring plan	-	63
Other	480	222

	$18,594	$13,952

Schedule of Contract Liabilities
	December 31,
	2024	2023

Opening balance	5,239	2,778
Additions	7,012	4,541
Revenue recognized	(5,323)	(2,080)

Closing balance	6,928	5,239